UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272

Signature, Place and Date of Signing:

/s/ Edward B. Goodnow              Darien, CT                May 15, 2009
------------------------      -----------------------   ------------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $111,058
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2          COLUMN 3    COLUMN 4      COLUMN5        COLUMN 6   COLUMN 7        COLUMN 8

                                                               VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                  --------------     -----       -------   ------- --- ----   ----------  --------  ----   ------ ----
AIRCASTLE LTD                   COM                G0129K104    4,265    917,307 SH         SOLE                  917,307
AEROVIRONMENT INC               COM                008073108      844     40,359 SH         SOLE                   40,359
ALLIANT TECHSYSTEMS INC         COM                018804104    7,474    111,588 SH         SOLE                  111,588
AMPHENOL CORP NEW               CL A               032095101    6,650    233,422 SH         SOLE                  233,422
ANIXTER INTL INC                COM                035290105      595     18,785 SH         SOLE                   18,785
ANNALY CAP MGMT INC             COM                035710409    2,820    203,342 SH         SOLE                  203,342
ASCENT MEDIA CORP               COM SER A          043632108    1,341     53,635 SH         SOLE                   53,635
BAXTER INTL INC                 COM                071813109    4,856     94,806 SH         SOLE                   94,806
CHIMERA INVT CORP               COM                16934Q109    2,022    601,697 SH         SOLE                  601,697
COACH INC                       COM                189754104    1,258     75,320 SH         SOLE                   75,320
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS   207597626      285      8,575 SH         SOLE                    8,575
COPART INC                      COM                217204106    5,435    183,257 SH         SOLE                  183,257
CREDIT ACCEP CORP MICH          COM                225310101   11,295    525,606 SH         SOLE                  525,606
CLEVELAND BIO LABS INC          NASDAQ OTC ISSUES  185860103      305    119,201 SH         SOLE                  119,201
DEALERTRACK HLDGS INC           COM                242309102    3,573    272,717 SH         SOLE                  272,717
DISCOVERY COMMUNICATNS NEW      COM SER A          25470F104    2,906    181,385 SH         SOLE                  181,385
DISCOVERY COMMUNICATNS NEW      COM SER C          25470F302    2,657    181,385 SH         SOLE                  181,385
GENESEE & WYO INC               CL A               371559105    4,890    230,108 SH         SOLE                  230,108
HEXCEL CORP NEW                 COM                428291108    2,294    349,107 SH         SOLE                  349,107
INTERFACE INC                   CL A               458665106      546    182,643 SH         SOLE                  182,643
KINETIC CONCEPTS INC            COM NEW            49460W208    5,864    277,646 SH         SOLE                  277,646
KIRBY CORP                      COM                497266106    1,777     66,710 SH         SOLE                   66,710
LABORATORY CORP AMER HLDGS      COM NEW            50540R409    7,181    122,770 SH         SOLE                  122,770
MFRI INC                        COM                552721102    1,690    267,894 SH         SOLE                  267,894
MGM MIRAGE                      COM                552953101      268    114,881 SH         SOLE                  114,881
PECO ENERGY CO                  PREFERRED STOCKS   693304404      282      3,800 SH         SOLE                    3,800
POLYPORE INTL INC               COM                73179V103      529    131,606 SH         SOLE                  131,606
PRECISION CASTPARTS CORP        COM                740189105    2,633     43,957 SH         SOLE                   43,957
PRICELINE COM INC               COM NEW            741503403    5,909     75,000 SH         SOLE                   75,000
SAIC INC                        COM                78390X101    1,089     58,336 SH         SOLE                   58,336
SLM CORP                        COM                78442P106    2,228    450,000 SH         SOLE                  450,000
SPX CORP                        COM                784635104    1,955     41,578 SH         SOLE                   41,578
STANCORP FINL GROUP INC         COM                852891100      683     30,000 SH         SOLE                   30,000
STEINWAY MUSICAL INSTRS INC     COM                858495104    2,254    188,315 SH         SOLE                  188,315
VARIAN MED SYS INC              COM                92220P105    3,702    121,605 SH         SOLE                  121,605
VICOR CORP                      COM                925815102    3,071    627,922 SH         SOLE                  627,922
VISA INC                        COM CL A           92826C839    3,632     65,320 SH         SOLE                   65,320


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